Investment In Equity Security (Details) - USD ($)		1 Months Ended	12 Months Ended
	Dec. 12, 2025	Apr. 30, 2025	Dec. 31, 2025
Investment In Equity Security [Line Items]
Purchase of preference shares		110,000
Total consideration (in Dollars)		$ 126,385
Options granted		17,500
Exercise price (in Dollars per share)		$ 1.15
Preference shares converted		2,200,000
BGHL [Member]
Investment In Equity Security [Line Items]
Options granted		350,000
Options for shares at fair value			50,750
BGHL [Member] | Securities Purchase Agreement [Member]
Investment In Equity Security [Line Items]
Company resold shares			350,000
Class A Ordinary Shares [Member]
Investment In Equity Security [Line Items]
Effective price (in Dollars per share)		$ 0.06
Class A Ordinary Shares [Member] | Securities Purchase Agreement [Member]
Investment In Equity Security [Line Items]
Company resold shares	5,072
Class A Ordinary Shares [Member] | BCMP Services Limited [Member] | Securities Purchase Agreement [Member]
Investment In Equity Security [Line Items]
Company resold shares	1,850,000
Total proceeds (in Dollars)	$ 106,278